Related Party Transactions - Transactions with Golar Power and Subsidiaries Footnotes (Details) $ in Thousands, BRL in Millions	9 Months Ended
	Sep. 30, 2016 USD ($) vessel	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL
Related Party Transaction [Line Items]
Number of vessels available in purchase option | vessel	6
Performance Guarantee
Related Party Transaction [Line Items]
Amount guaranteed			$ 1,200
Insurance agreement to cover execution | BRL				BRL 164.7
Guarantor percentage of maximum liability			49.00%	49.00%
Golar Power
Related Party Transaction [Line Items]
Purchase option term	18 months
Number of vessels available in purchase option | vessel	2
Agreement to contribute additional aggregate funding	$ 150,000
Golar Power | Debt guarantees
Related Party Transaction [Line Items]
Amount guaranteed	$ 209,100
Management and administrative services | Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Termination of related party agreement, period of written notice	120 days
Management and administrative services | Golar Power
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Termination of related party agreement, period of written notice	120 days
Commercial and technical management services | Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice	30 days
Commercial and technical management services | Golar Power | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice	30 days
Debt guarantee compensation | Golar Power
Related Party Transaction [Line Items]
Amount of compensation from related party	$ 263	$ 0